Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Bank item	Jun. 30, 2014 Non-covered loans	Dec. 31, 2013 Non-covered loans	Dec. 31, 2012 Non-covered loans	Jun. 30, 2014 Non-covered loans Bank	Dec. 31, 2013 Non-covered loans Bank	Dec. 31, 2012 Non-covered loans Bank	Jun. 30, 2014 Non-covered loans Pass	Dec. 31, 2013 Non-covered loans Pass	Dec. 31, 2012 Non-covered loans Pass	Jun. 30, 2014 Non-covered loans Special Mention	Dec. 31, 2013 Non-covered loans Special Mention	Dec. 31, 2012 Non-covered loans Special Mention	Jun. 30, 2014 Non-covered loans Substandard	Dec. 31, 2013 Non-covered loans Substandard	Dec. 31, 2012 Non-covered loans Substandard	Jun. 30, 2014 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Secured	Dec. 31, 2012 Non-covered loans Secured	Jun. 30, 2014 Non-covered loans Secured Bank	Dec. 31, 2013 Non-covered loans Secured Bank	Dec. 31, 2012 Non-covered loans Secured Bank	Jun. 30, 2014 Non-covered loans Secured Pass	Dec. 31, 2013 Non-covered loans Secured Pass	Dec. 31, 2012 Non-covered loans Secured Pass	Jun. 30, 2014 Non-covered loans Secured Special Mention	Dec. 31, 2013 Non-covered loans Secured Special Mention	Dec. 31, 2012 Non-covered loans Secured Special Mention	Jun. 30, 2014 Non-covered loans Secured Substandard	Dec. 31, 2013 Non-covered loans Secured Substandard	Dec. 31, 2012 Non-covered loans Secured Substandard	Jun. 30, 2014 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Unsecured	Dec. 31, 2012 Non-covered loans Unsecured	Jun. 30, 2014 Non-covered loans Unsecured Bank	Dec. 31, 2013 Non-covered loans Unsecured Bank	Dec. 31, 2012 Non-covered loans Unsecured Bank	Jun. 30, 2014 Non-covered loans Unsecured Pass	Dec. 31, 2013 Non-covered loans Unsecured Pass	Dec. 31, 2012 Non-covered loans Unsecured Pass	Dec. 31, 2013 Non-covered loans Unsecured Special Mention	Dec. 31, 2012 Non-covered loans Unsecured Special Mention	Jun. 30, 2014 Non-covered loans Unsecured Substandard	Dec. 31, 2013 Non-covered loans Unsecured Substandard	Jun. 30, 2014 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans Secured by commercial properties	Jun. 30, 2014 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans Secured by commercial properties Bank	Jun. 30, 2014 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2013 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2012 Non-covered loans Secured by commercial properties Pass	Jun. 30, 2014 Non-covered loans Secured by commercial properties Special Mention	Dec. 31, 2013 Non-covered loans Secured by commercial properties Special Mention	Jun. 30, 2014 Non-covered loans Secured by commercial properties Substandard	Dec. 31, 2013 Non-covered loans Secured by commercial properties Substandard	Jun. 30, 2014 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2012 Non-covered loans Secured by residential properties	Jun. 30, 2014 Non-covered loans Secured by residential properties Bank	Dec. 31, 2013 Non-covered loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans Secured by residential properties Bank	Jun. 30, 2014 Non-covered loans Secured by residential properties Pass	Dec. 31, 2013 Non-covered loans Secured by residential properties Pass	Dec. 31, 2012 Non-covered loans Secured by residential properties Pass	Jun. 30, 2014 Non-covered loans Secured by residential properties Substandard	Dec. 31, 2013 Non-covered loans Secured by residential properties Substandard	Jun. 30, 2014 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Residential construction loan	Dec. 31, 2012 Non-covered loans Residential construction loan	Jun. 30, 2014 Non-covered loans Residential construction loan Bank	Dec. 31, 2013 Non-covered loans Residential construction loan Bank	Dec. 31, 2012 Non-covered loans Residential construction loan Bank	Jun. 30, 2014 Non-covered loans Residential construction loan Pass	Dec. 31, 2013 Non-covered loans Residential construction loan Pass	Dec. 31, 2012 Non-covered loans Residential construction loan Pass	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Bank	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Pass	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development Special Mention	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Special Mention	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development Substandard	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Substandard	Jun. 30, 2014 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans Consumer	Dec. 31, 2012 Non-covered loans Consumer	Jun. 30, 2014 Non-covered loans Consumer Bank	Dec. 31, 2013 Non-covered loans Consumer Bank	Dec. 31, 2012 Non-covered loans Consumer Bank	Jun. 30, 2014 Non-covered loans Consumer Pass	Dec. 31, 2013 Non-covered loans Consumer Pass	Dec. 31, 2012 Non-covered loans Consumer Pass	Dec. 31, 2013 Non-covered loans Consumer Special Mention	Jun. 30, 2014 Non-covered loans Consumer Substandard	Dec. 31, 2013 Non-covered loans Consumer Substandard	Jun. 30, 2014 Non-covered loans PCI loans	Dec. 31, 2013 Non-covered loans PCI loans	Dec. 31, 2012 Non-covered loans PCI loans	Jun. 30, 2014 Non-covered loans PCI loans Bank	Dec. 31, 2013 Non-covered loans PCI loans Bank	Dec. 31, 2012 Non-covered loans PCI loans Bank	Jun. 30, 2014 Non-covered loans PCI loans Secured	Dec. 31, 2013 Non-covered loans PCI loans Secured	Dec. 31, 2012 Non-covered loans PCI loans Secured	Jun. 30, 2014 Non-covered loans PCI loans Secured Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured Bank	Jun. 30, 2014 Non-covered loans PCI loans Unsecured	Dec. 31, 2013 Non-covered loans PCI loans Unsecured	Dec. 31, 2012 Non-covered loans PCI loans Unsecured	Jun. 30, 2014 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2013 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2012 Non-covered loans PCI loans Unsecured Bank	Jun. 30, 2014 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties	Jun. 30, 2014 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties Bank	Jun. 30, 2014 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties	Jun. 30, 2014 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan Bank	Jun. 30, 2014 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development	Jun. 30, 2014 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development Bank	Jun. 30, 2014 Non-covered loans PCI loans Consumer	Dec. 31, 2013 Non-covered loans PCI loans Consumer	Dec. 31, 2012 Non-covered loans PCI loans Consumer	Jun. 30, 2014 Non-covered loans PCI loans Consumer Bank	Dec. 31, 2013 Non-covered loans PCI loans Consumer Bank	Dec. 31, 2012 Non-covered loans PCI loans Consumer Bank
Internal risk grades of non-covered loans
Total	$ 3,714,837	$ 3,514,646	$ 3,152,396		$ 3,714,837	$ 3,514,646	$ 3,152,396	$ 3,714,837	$ 3,514,646	$ 3,152,396	$ 3,600,803	$ 3,353,035	$ 2,978,271	$ 22,920	$ 24,673	$ 2,715	$ 30,327	$ 36,546	$ 4,630	$ 1,583,882	$ 1,531,967	$ 1,551,532	$ 1,583,882	$ 1,531,967	$ 1,551,532	$ 1,522,487	$ 1,450,734	$ 1,476,420	$ 18,277	$ 16,840	$ 2,515	$ 22,032	$ 29,021	$ 4,630	$ 97,773	$ 105,299	$ 108,761	$ 97,773	$ 105,299	$ 108,761	$ 97,118	$ 103,674	$ 105,142	$ 12	$ 200	$ 267	$ 169	$ 1,127,043	$ 1,081,016	$ 924,303	$ 1,127,043	$ 1,081,016	$ 924,303	$ 1,097,299	$ 1,038,930	$ 868,784	$ 4,369	$ 4,436	$ 1,458	$ 1,395	$ 459,492	$ 376,237	$ 260,611	$ 459,492	$ 376,237	$ 260,611	$ 451,931	$ 367,758	$ 253,883	$ 5,257	$ 5,484	$ 70,456	$ 65,079	$ 48,169	$ 70,456	$ 65,079	$ 48,169	$ 70,456	$ 65,079	$ 47,461	$ 321,155	$ 299,472	$ 232,314	$ 321,155	$ 299,472	$ 232,314	$ 309,614	$ 275,808	$ 199,952	$ 274	$ 3,384	$ 1,264	$ 463	$ 55,036	$ 55,576	$ 26,706	$ 55,036	$ 55,576	$ 26,706	$ 51,898	$ 51,052	$ 26,629	$ 1	$ 49	$ 14	$ 60,787	$ 100,392	$ 166,780	$ 60,787	$ 100,392	$ 166,780	$ 21,086	$ 35,372	$ 67,967	$ 21,086	$ 35,372	$ 67,967	$ 388	$ 1,444	$ 3,419	$ 388	$ 1,444	$ 3,419	$ 23,917	$ 36,255	$ 55,519	$ 23,917	$ 36,255	$ 55,519	$ 2,304	$ 2,995	$ 6,728	$ 2,304	$ 2,995	$ 6,728	$ 708	$ 708	$ 10,003	$ 19,817	$ 32,362	$ 10,003	$ 19,817	$ 32,362	$ 3,089	$ 4,509	$ 77	$ 3,089	$ 4,509	$ 77
Number of types of loans				2